Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%
Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co.(1)(2)	15,470	$ 2,638,408
L3Harris Technologies, Inc.(2)	26,644	5,576,856
Northrop Grumman Corp.(2)	17,902	9,166,003
Textron, Inc.(2)	26,970	1,948,583
		$ 19,329,850
Air Freight & Logistics — 0.4%
FedEx Corp.(2)	25,598	$ 6,240,280
		$ 6,240,280
Automobiles — 2.1%
Tesla, Inc.(1)(2)	133,465	$ 34,588,789
		$ 34,588,789
Banks — 2.3%
Bank of America Corp.(2)	130,000	$ 5,424,900
Fifth Third Bancorp(2)	43,466	1,703,867
Huntington Bancshares, Inc.(2)	179,679	2,696,982
JPMorgan Chase & Co.(2)	78,928	19,361,038
KeyCorp(2)	112,564	1,799,898
Regions Financial Corp.(2)	207,924	4,518,189
Truist Financial Corp.(2)	41,626	1,712,910
		$ 37,217,784
Beverages — 1.8%
Coca-Cola Co.(2)	153,082	$ 10,963,733
Constellation Brands, Inc., Class A(2)	3,691	677,372
Keurig Dr. Pepper, Inc.(2)	117,970	4,036,933
PepsiCo, Inc.(2)	92,256	13,832,865
		$ 29,510,903
Biotechnology — 2.9%
AbbVie, Inc.(2)	30,612	$ 6,413,826
Amgen, Inc.(2)	59,770	18,621,344
Gilead Sciences, Inc.(2)	202,361	22,674,550
		$ 47,709,720
Broadline Retail — 5.2%
Amazon.com, Inc.(1)(2)	443,696	$ 84,417,601
		$ 84,417,601
Security	Shares	Value
Building Products — 0.6%
Allegion PLC(2)	10,516	$ 1,371,917
Masterbrand, Inc. (1)(2)	6,049	79,000
Trane Technologies PLC(2)	23,525	7,926,043
		$ 9,376,960
Capital Markets — 1.6%
CME Group, Inc.(2)	12,294	$ 3,261,475
Goldman Sachs Group, Inc.(2)	14,895	8,136,990
Moody's Corp.(2)	10,902	5,076,952
S&P Global, Inc.(2)	18,575	9,437,958
		$ 25,913,375
Chemicals — 1.4%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,858,438
Corteva, Inc.(2)	20,341	1,280,059
Dow, Inc.(2)	20,341	710,308
DuPont de Nemours, Inc.(2)	20,341	1,519,066
Linde PLC(2)	19,727	9,185,680
PPG Industries, Inc.(2)	59,416	6,497,140
		$ 23,050,691
Commercial Services & Supplies — 1.0%
Copart, Inc.(1)(2)	163,944	$ 9,277,591
Republic Services, Inc.(2)	15,474	3,747,184
Waste Management, Inc.(2)	10,149	2,349,595
		$ 15,374,370
Communications Equipment — 1.4%
Cisco Systems, Inc.(2)	358,876	$ 22,146,238
		$ 22,146,238
Consumer Finance — 1.1%
American Express Co.(2)	26,474	$ 7,122,830
Capital One Financial Corp.(2)	10,757	1,928,730
Discover Financial Services(2)	55,745	9,515,671
		$ 18,567,231
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp.(2)	53,040	$ 4,663,807
Kroger Co.(2)	77,736	5,261,950
Target Corp.	9,637	1,005,717
Walgreens Boots Alliance, Inc.(2)	99,175	1,107,785
Walmart, Inc.(2)	230,697	20,252,890
		$ 32,292,149

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.2%
Packaging Corp. of America(2)	14,417	$ 2,854,854
		$ 2,854,854
Distributors — 0.1%
Genuine Parts Co.(2)	9,927	$ 1,182,703
		$ 1,182,703
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.(2)	82,831	$ 3,757,214
		$ 3,757,214
Electric Utilities — 1.1%
Edison International(2)	62,045	$ 3,655,691
NextEra Energy, Inc.(2)	85,057	6,029,691
NRG Energy, Inc.(2)	25,141	2,399,960
PPL Corp.(2)	149,909	5,413,214
		$ 17,498,556
Electrical Equipment — 0.3%
Eaton Corp. PLC(2)	6,652	$ 1,808,213
Rockwell Automation, Inc.(2)	8,828	2,280,979
		$ 4,089,192
Energy Equipment & Services — 0.0%†
Helmerich & Payne, Inc.(2)	4,130	$ 107,876
		$ 107,876
Entertainment — 2.8%
Netflix, Inc.(1)(2)	41,421	$ 38,626,325
Walt Disney Co.(2)	68,726	6,783,256
		$ 45,409,581
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(1)(2)	21,946	$ 11,688,001
Fidelity National Information Services, Inc.(2)	61,172	4,568,325
Mastercard, Inc., Class A(2)	16,505	9,046,721
Visa, Inc., Class A(2)	58,666	20,560,086
		$ 45,863,133
Food Products — 1.3%
General Mills, Inc.(2)	13,538	$ 809,437
Hershey Co.(2)	27,691	4,735,992
Hormel Foods Corp.(2)	21,160	654,690
Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.(2)	16,086	$ 857,384
Mondelez International, Inc., Class A(2)	199,235	13,518,095
		$ 20,575,598
Ground Transportation — 0.7%
Norfolk Southern Corp.(2)	10,293	$ 2,437,897
Union Pacific Corp.(2)	37,756	8,919,478
		$ 11,357,375
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.(2)	36,672	$ 1,255,283
Edwards Lifesciences Corp.(1)(2)	66,378	4,811,077
Intuitive Surgical, Inc.(1)(2)	49,042	24,289,031
Stryker Corp.(2)	20,620	7,675,795
		$ 38,031,186
Health Care Providers & Services — 1.9%
Cigna Group(2)	12,481	$ 4,106,249
CVS Health Corp.(2)	33,957	2,300,587
McKesson Corp.(2)	13,828	9,306,105
UnitedHealth Group, Inc.(2)	27,776	14,547,680
		$ 30,260,621
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc.(1)(2)	157,296	$ 7,897,832
Darden Restaurants, Inc.(2)	21,181	4,400,564
Marriott International, Inc., Class A(2)	65,019	15,487,526
McDonald's Corp.(2)	35,810	11,185,970
Yum! Brands, Inc.(2)	14,466	2,276,370
		$ 41,248,262
Household Durables — 0.2%
PulteGroup, Inc.(2)	21,021	$ 2,160,959
Whirlpool Corp.(2)	8,566	772,053
		$ 2,933,012
Household Products — 0.5%
Clorox Co.(2)	29,631	$ 4,363,165
Procter & Gamble Co.(2)	26,245	4,472,673
		$ 8,835,838
Industrial REITs — 0.2%
ProLogis, Inc.(2)	21,785	$ 2,435,345
		$ 2,435,345

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 1.7%
American International Group, Inc.(2)	30,480	$ 2,649,931
Chubb Ltd.(2)	35,393	10,688,332
Lincoln National Corp.(2)	11,270	404,706
Marsh & McLennan Cos., Inc.(2)	18,528	4,521,388
Travelers Cos., Inc.(2)	35,246	9,321,157
Unum Group(2)	5,352	435,974
		$ 28,021,488
Interactive Media & Services — 8.3%
Alphabet, Inc., Class A(2)	254,940	$ 39,423,922
Alphabet, Inc., Class C(2)	218,783	34,180,468
Meta Platforms, Inc., Class A(2)	105,445	60,774,280
		$ 134,378,670
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.(2)	11,884	$ 1,390,190
Danaher Corp.(2)	9,298	1,906,090
Revvity, Inc.(2)	23,065	2,440,277
Thermo Fisher Scientific, Inc.(2)	3,471	1,727,170
		$ 7,463,727
Machinery — 1.3%
Caterpillar, Inc.(2)	8,507	$ 2,805,608
Dover Corp.(2)	25,606	4,498,462
Flowserve Corp.(2)	4,274	208,742
Ingersoll Rand, Inc.(2)	20,758	1,661,263
Parker-Hannifin Corp.(2)	12,967	7,881,991
Stanley Black & Decker, Inc.(2)	43,010	3,306,609
		$ 20,362,675
Media — 0.8%
Comcast Corp., Class A(2)	363,307	$ 13,406,028
		$ 13,406,028
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(2)	94,914	$ 3,593,444
Newmont Corp.(2)	25,563	1,234,182
		$ 4,827,626
Multi-Utilities — 0.8%
CMS Energy Corp.(2)	177,055	$ 13,298,601
		$ 13,298,601
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.(2)	56,514	$ 9,454,227
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.(2)	83,355	$ 13,326,797
Exxon Mobil Corp.(2)	30,711	3,652,459
ONEOK, Inc.(2)	27,001	2,679,039
Phillips 66(2)	42,445	5,241,109
Williams Cos., Inc.(2)	48,643	2,906,906
		$ 37,260,537
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(1)(2)	3,244	$ 159,670
Southwest Airlines Co.(2)	159,945	5,370,953
		$ 5,530,623
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A(2)	29,712	$ 1,960,992
		$ 1,960,992
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.(2)	116,387	$ 7,098,443
Eli Lilly & Co.(2)	12,756	10,535,308
Johnson & Johnson(2)	27,825	4,614,498
Merck & Co., Inc.(2)	26,636	2,390,848
Pfizer, Inc.(2)	220,239	5,580,856
		$ 30,219,953
Professional Services — 0.4%
Dayforce, Inc.(1)(2)	44,391	$ 2,589,327
Equifax, Inc.(2)	14,785	3,601,035
Robert Half, Inc.(2)	12,784	697,367
		$ 6,887,729
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	16,438	$ 2,149,762
		$ 2,149,762
Residential REITs — 0.4%
Mid-America Apartment Communities, Inc.(2)	40,216	$ 6,739,397
		$ 6,739,397
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.(1)(2)	112,572	$ 11,565,647
Analog Devices, Inc.(2)	56,522	11,398,792
Broadcom, Inc.(2)	277,961	46,539,010
Lam Research Corp.(2)	227,780	16,559,606
NVIDIA Corp.(2)	1,036,708	112,358,413
ON Semiconductor Corp.(1)(2)	99,333	4,041,860

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.(2)	94,376	$ 14,497,097
Texas Instruments, Inc.(2)	94,048	16,900,426
		$ 233,860,851
Software — 12.3%
Adobe, Inc.(1)(2)	35,801	$ 13,730,757
Fortinet, Inc.(1)(2)	143,167	13,781,255
Microsoft Corp.(2)	321,148	120,555,748
Oracle Corp.(2)	96,320	13,466,499
Palantir Technologies, Inc., Class A(1)(2)	177,819	15,007,924
Salesforce, Inc.(2)	42,773	11,478,562
ServiceNow, Inc.(1)(2)	13,840	11,018,578
		$ 199,039,323
Specialized REITs — 0.7%
American Tower Corp.(2)	17,730	$ 3,858,048
Iron Mountain, Inc.(2)	38,019	3,271,155
SBA Communications Corp.(2)	19,454	4,280,074
		$ 11,409,277
Specialty Retail — 1.2%
Advance Auto Parts, Inc.(2)	18,636	$ 730,718
Best Buy Co., Inc.(2)	29,375	2,162,294
Home Depot, Inc.(2)	44,182	16,192,261
		$ 19,085,273
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.(2)	635,651	$ 141,197,156
Super Micro Computer, Inc.(1)(2)	105,191	3,601,740
		$ 144,798,896
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B(2)	87,443	$ 5,550,882
		$ 5,550,882
Security	Shares	Value
Tobacco — 0.1%
Altria Group, Inc.(2)	38,103	$ 2,286,942
		$ 2,286,942
Trading Companies & Distributors — 0.8%
Fastenal Co.(2)	158,488	$ 12,290,744
		$ 12,290,744
Total Common Stocks (identified cost $393,155,223)		$1,623,006,283

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	2,405,396	$ 2,405,396
Total Short-Term Investments (identified cost $2,405,396)		$ 2,405,396
Total Investments — 100.4% (identified cost $395,560,619)		$1,625,411,679
Total Written Call Options — (0.4)% (premiums received $21,080,879)		$ (6,923,151)
Other Assets, Less Liabilities — 0.0%†		$ 755,324
Net Assets — 100.0%		$1,619,243,852
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	26	$50,123,970	$20,900	4/2/25	$ (1,755)
NASDAQ 100 Index	27	52,051,815	20,700	4/4/25	(6,615)
NASDAQ 100 Index	27	52,051,815	20,500	4/7/25	(19,170)
NASDAQ 100 Index	26	50,123,970	20,200	4/9/25	(89,960)
NASDAQ 100 Index	26	50,123,970	20,050	4/11/25	(200,980)
NASDAQ 100 Index	26	50,123,970	20,400	4/14/25	(89,700)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	27	$52,051,815	$20,100	4/16/25	$ (256,905)
NASDAQ 100 Index	27	52,051,815	20,000	4/17/25	(333,315)
NASDAQ 100 Index	26	50,123,970	20,500	4/21/25	(115,050)
NASDAQ 100 Index	27	52,051,815	20,600	4/23/25	(116,505)
NASDAQ 100 Index	26	50,123,970	20,100	4/25/25	(397,410)
NASDAQ 100 Index	27	52,051,815	19,500	4/28/25	(811,112)
S&P 500 Index	137	76,882,345	5,900	4/2/25	(1,713)
S&P 500 Index	138	77,443,530	5,875	4/4/25	(7,935)
S&P 500 Index	140	78,565,900	5,825	4/7/25	(44,800)
S&P 500 Index	137	76,882,345	5,740	4/9/25	(300,715)
S&P 500 Index	136	76,321,160	5,700	4/11/25	(582,760)
S&P 500 Index	138	77,443,530	5,775	4/14/25	(288,420)
S&P 500 Index	137	76,882,345	5,750	4/16/25	(449,360)
S&P 500 Index	139	78,004,715	5,720	4/17/25	(656,775)
S&P 500 Index	136	76,321,160	5,800	4/21/25	(316,200)
S&P 500 Index	138	77,443,530	5,875	4/23/25	(158,010)
S&P 500 Index	138	77,443,530	5,760	4/25/25	(614,100)
S&P 500 Index	140	78,565,900	5,630	4/28/25	(1,063,886)
Total					$(6,923,151)
Abbreviations:
REITs	– Real Estate Investment Trusts
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,405,396, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,404,555	$48,101,944	$(53,101,103)	$ —	$ —	$2,405,396	$104,182	2,405,396
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,623,006,283*	$ —	$ —	$1,623,006,283
Short-Term Investments	2,405,396	—	—	2,405,396
Total Investments	$1,625,411,679	$ —	$ —	$1,625,411,679
Liability Description
Written Call Options	$ (6,923,151)	$ —	$ —	$ (6,923,151)
Total	$ (6,923,151)	$ —	$ —	$ (6,923,151)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.